Acquisition of Patroklos (M/V Cape Agamemnon) - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011	Jun. 09, 2011	Jun. 30, 2011 Patroklos Marine Corporation	Dec. 31, 2011 Patroklos Marine Corporation	Jun. 09, 2011 Patroklos Marine Corporation	Dec. 31, 2011 Patroklos Marine Corporation - Cash	Dec. 31, 2011 Patroklos Marine Corporation - Credit Facility Utilized	Jun. 09, 2011 Capital Maritime And Trading Corp	Dec. 31, 2011 Capital General Partners	Jun. 30, 2011 Partnership Units	Sep. 30, 2011 Partnership General Partner	Jun. 09, 2011 Partnership General Partner	Jun. 09, 2011 Capital Product Partners LP
Business Acquisition [Line Items]
Duration of above market acquired time charter						9 years 0 months 22 days
WACC used for calculation of above market acquired time charter							11.00%
Business acquisition financing	$ 1,614	$ 27,003	$ 99,842						$ 1,470	$ 25,000
Acquisition related costs								409
Common unit price					$ 8.2
Common unit price				$ 10.35
Number of common units issued											6,958,000
Number of common units issued													142,000
Conversion of common units to general partner units														499,346	142,000
Proceeds from conversion to general partner units																1,470
Interest of CGP in the partnership												2.00%
Charter Revenues	84,012	98,517	113,562				5,305
Net (loss) / income	$ (21,189)	$ 87,120	$ 18,919				$ 2,899